SHARE BASED COMPENSATION - Equity incentive plans (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments Options $ / shares	Dec. 31, 2023 EquityInstruments Options $ / shares
DSUs
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)	225,154	274,900
Granted (in shares)		24,000
Exercised (in shares)	(198,481)	(38,334)
Forfeited / Cancelled (in shares)	(7)	(35,412)
Balance at end of period (in shares)	26,666	225,154
RSUs
SHARE BASED COMPENSATION
Balance at beginning of period (in shares)	498,000	738,000
Granted (in shares)	200,000	234,375
Exercised (in shares)	(418,000)	(365,043)
Forfeited / Cancelled (in shares)		(109,332)
Balance at end of period (in shares)	280,000	498,000
FSOs
SHARE BASED COMPENSATION
Expired (in shares) | Options		(120,000)
Balance at beginning of period (in shares) | Options	1,777,438	2,118,395
Granted (in shares) | Options	185,000	108,477
Exercised (in shares) | Options	(156,107)	(124,000)
Expired (in shares) | Options	(78,400)
Forfeited / Cancelled (in shares) | Options	(125,585)	(205,434)
Balance at end of period (in shares) | Options	1,602,346	1,777,438
Balance at beginning of period (in CAD per share) | $ / shares	$ 8.43	$ 8.23
Granted (in CAD per share) | $ / shares	6.47	7.54
Exercised (in CAD per share) | $ / shares	3.46	4.96
Expired (in CAD per share) | $ / shares	4.02	5.05
Forfeited / Cancelled (in CAD per share) | $ / shares	9.53	10
Balance at end of period (in CAD per share) | $ / shares	$ 8.81	$ 8.43